SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN - Options Expiration (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Exercise Price (in dollars per share)	$ 3.10	$ 3.10
Stock Options Outstanding (in shares)	179,327	529,002